SHORT TERM AND LONG TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Debt Instrument
Short-term borrowings	$ 91,005	¥ 624,588	¥ 426,783
Short term and long term borrowings from commercial banks or other institutions		¥ 1,106,389	¥ 800,887
Weighted average interest rate for outstanding borrowings (in percentage)	6.50%	6.50%	6.40%
Loan recognized as a result of payment under the guarantee
Debt Instrument
Secured long-term borrowings		¥ 120,800
Secured current portion of long-term borrowings		278,600
Amount of assets pledged		343,200
Secured by advance to sellers
Debt Instrument
Short-term borrowings		20,000
Amount of assets pledged		21,300
Secured by financial lease receivable
Debt Instrument
Short-term borrowings		20,400
Amount of assets pledged		32,500
Short-term borrowings
Debt Instrument
Short-term borrowings		¥ 325,715	¥ 320,877
Short-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	4.80%	4.80%
Short-term borrowings | Maximum
Debt Instrument
Fixed annual interest rate (in percentage)	12.00%	12.00%
Current portion of long-term borrowings
Debt Instrument
Current portion of long-term borrowings		¥ 298,873	105,906
Current portion of long-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	5.20%	5.20%
Current portion of long-term borrowings | Maximum
Debt Instrument
Fixed annual interest rate (in percentage)	9.60%	9.60%
Long-term borrowings
Debt Instrument
Long-term borrowings		¥ 481,801	¥ 374,104
Long-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	5.00%	5.00%
Term (in years)	2 years
Long-term borrowings | Maximum
Debt Instrument
Fixed annual interest rate (in percentage)	6.40%	6.40%
Term (in years)	4 years